Loss Per Share - Common Stock Equivalents From Calculation of Diluted Loss Per Share Attributable to Common Stockholders (Detail) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock equivalents excluded from the calculation of diluted loss per share	4,785		24,148	20,192
Redeemable Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock equivalents excluded from the calculation of diluted loss per share			20,633	17,365
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock equivalents excluded from the calculation of diluted loss per share	4,773		3,493	2,795
Unvested Restricted Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock equivalents excluded from the calculation of diluted loss per share	10		22	32
Shares Issuable Under Employee Stock Purchase Plan [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock equivalents excluded from the calculation of diluted loss per share	2